CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 136,798	$ 153,563	$ 200,884
Prepaid expenses	164,086	206,329	325,000
Total current assets	300,884	359,892	525,884
Cash and investments held in Trust Account	20,219,328	19,827,884	250,007,295
TOTAL ASSETS	20,520,212	20,187,776	250,533,179
Current liabilities
Accounts payable and accrued expenses		1,442,941	1,057,616
Due to stockholders		48,135
Income taxes payable	54,972	27,854
Extension Note	156,274	39,068
Promissory note - related party	1,359,222	944,000	544,000
Total current liabilities	4,664,232	3,842,998	1,601,616
Warrant liabilities	796,000	1,061,334	6,898,666
Convertible Promissory Note - related party	1,341,000	1,341,000	0
Deferred underwriting fee payable	8,750,000	8,750,000	8,750,000
TOTAL LIABILITIES	14,210,232	13,654,332	17,250,282
Commitments and Contingencies
Class A common stock subject to possible redemption, 1,953,422 and 25,000,000 shares at $10.14 and $10.00 per share redemption value as of December 31, 2022 and 2021, respectively	20,164,356	19,800,030	250,000,000
STOCKHOLDERS' DEFICIT
Preferred stock, par value $0.0001 per share; 1,000,000 shares authorized, none issued and outstanding as of December 31, 2022 and 2021
Accumulated deficit	(13,855,001)	(13,267,211)	(16,717,728)
TOTAL STOCKHOLDERS' DEFICIT	(13,854,376)	(13,266,586)	(16,717,103)
TOTAL LIABILITIES, CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS' DEFICIT	20,520,212	20,187,776	250,533,179
Class A common stock
STOCKHOLDERS' DEFICIT
Common stock		0	0
Class A common stock subject to possible redemption
Current liabilities
Class A common stock subject to possible redemption, 1,953,422 and 25,000,000 shares at $10.14 and $10.00 per share redemption value as of December 31, 2022 and 2021, respectively		19,800,030	250,000,000
Class B common stock
STOCKHOLDERS' DEFICIT
Common stock	$ 625	$ 625	$ 625